Going Concern (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	[1]
Going Concern [Abstract]
Accumulated deficit	$ (985,994)	$ (461,351)
Remains outstanding balance	2,000,000
Line of credit facility	100,000,000
Equity	7,100,000
Cash in bank	2,480,000
Cash deposit	$ 1,000,000,000

[1]	Re-presented as mentioned in Note 23